Loss per share - Schedule of Information on Earnings (Loss) Per Share and Number of Shares Used in Calculations of Basic Loss Per Share (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Net loss for the year	$ (306,153)	$ (565,110)	$ (816,674)
Basic loss per share	$ (25.51)	$ (47.09)	$ (68.06)
Diluted loss per share	$ (25.51)	$ (47.09)	$ (68.06)
Class A Shares
Earnings per share [line items]
Weighted average shares	12,000,000	12,000,000	12,000,000